Cover	Apr. 14, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 14, 2022
Entity Registrant Name	REMITLY GLOBAL, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	021-344104
Entity Tax Identification Number	83-2301143
Entity Address, Address Line One	1111 Third Avenue,
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	(888)
Local Phone Number	736-4859
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RELY
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001782170
Amendment Flag	false